Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions Tables Abstract
Schedule of Aggregate compensation of KMP	Aggregate compensation of KMP during the year consisted of:
	2020	2019
Salary and short-term benefits	761	1,554
Share – based payments	591	368
	1,352	1,922